[EATON VANCE LOGO]
[ADDING MACHINE]

SEMIANNUAL REPORT MARCH 31, 2003

EATON VANCE
SMALL-CAP
FUND

[NYSE FLAG]
[FLOOR STOCK EXCHANGE]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE SMALL-CAP FUND as of March 31, 2003

INVESTMENT UPDATE

[INVESTMENT TEAM PHOTO]

The Investment Team
Managing Small-Cap
Portfolio:

Paul J. Marshall
William R. Hackney, III
Charles B. Reed

MANAGEMENT DISCUSSION

- During the past six months, geopolitical and economic uncertainties confronted the market, the most important being the outcome of the war in Iraq and its impact on the economy. Our view is that the war with Iraq is the last major obstacle holding back the equity market and the economy. As the conflict gradually gets resolved, we look for economic growth to reaccelerate, pushing up both earnings and stock prices.

- The previous recession was primarily caused by the collapse of business investment, particularly in technology, telecommunication, and information technology. With the first recession of the new technology age, the economy did not respond in its traditional way. Given the current unusual recovery, we believe that our investment discipline of emphasizing quality small companies should serve us well, as we expect a moderate but steady recovery.

- The Russell 2000 Index posted a total return of 1.39% for the six months ended March 31, 2003.(1) The technology sector was the best performing sector in the Index, gaining over 20% for the period. The other sectors of the Russell 2000 Index that added to performance were energy, producer durables, and utilities. The worst performing sectors were consumer staples and basic materials. The disparate performance of the various sectors suggests that investors are beginning to focus on improving prospects for an economic recovery, following the end of the conflict with Iraq.

- Over the past six months, the Fund's returns were flat to modestly negative. While the Small-Cap Portfolio generally tried to be sector-neutral, relative to the Index, a small underweight in technology and a slight overweight in consumer staples detracted from the Portfolio's overall performance. Despite performance issues overall in the basic materials sector, securities from that sector were the most positive contributors to the Portfolio's performance, due to better stock selection versus the Index.(1)

- Stock selection was a positive contributor to the overall performance of the Portfolio. The Portfolio had strong stock selection in technology-related stocks, with some holdings posting strong gains over the past six months. Positive stock selection occurred within most sectors. All the companies in the Portfolio's basic materials sector had positive returns. The largest negative impact came from health care stocks, as the Portfolio's holdings in hospital and medical device companies performed poorly.

THE FUND

  The Past Six Months

- During the six months ended March 31, 2003, the Fund's shares had a total return of -0.26%. This return was the result of a decrease in net asset value (NAV) to $7.63 on March 31, 2003, from $7.65 on September 30, 2002.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(3)

Cumulative Total Returns (at net asset value)
---------------------------------------------------------------------------
Life of Fund+                                                     -23.70%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------
Life of Fund+                                                     -28.09%

+Inception Date - 4/30/02

TEN LARGEST HOLDINGS(4) By total net assets

National Instruments Corp.             2.9%
Landauer, Inc.                         2.8
Fair, Isaac and Co., Inc.              2.8
ALLETE, Inc.                           2.7
Affiliated Managers Group, Inc.        2.6
Florida Rock Industries, Inc.          2.5
ICU Medical, Inc.                      2.4
Manhattan Associates, Inc.             2.4
Matthews International Corp.           2.4
Financial Federal Corp.                2.3

(1)It is not possible to invest directly in an Index.

(2)These returns do not include the 5.75% maximum sales charge for the Fund's shares.

(3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

(4)Ten largest holdings accounted for 25.8% of the Portfolio's total net assets. Holdings are subject to change.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value (identified cost, $4,840,978)    $4,362,814
Receivable for Fund shares sold               16,978
Receivable from the Administrator             19,870
----------------------------------------------------
TOTAL ASSETS                              $4,399,662
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $  290,882
Accrued expenses                               9,637
----------------------------------------------------
TOTAL LIABILITIES                         $  300,519
----------------------------------------------------
NET ASSETS                                $4,099,143
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $5,019,496
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (425,678)
Accumulated net investment loss              (16,511)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (478,164)
----------------------------------------------------
TOTAL                                     $4,099,143
----------------------------------------------------
Net Asset Value and Redemption
Price Per Share
----------------------------------------------------
($4,099,143  DIVIDED BY 537,430 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $     7.63
----------------------------------------------------

Maximum Offering Price Per Share
----------------------------------------------------
(100  DIVIDED BY 94.25 OF NET ASSET
   VALUE PER SHARE)                       $     8.10
----------------------------------------------------

 On sales of $50,000 or more, the offering price is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  33,510
Interest allocated from Portfolio               635
Expenses allocated from Portfolio           (21,941)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  12,204
---------------------------------------------------

Expenses
---------------------------------------------------
Administration fee                        $   4,342
Trustees' fees and expenses                      93
Service fees                                  7,237
Registration fees                            24,615
Custodian fee                                 6,125
Legal and accounting services                 4,144
Printing and postage                          3,632
Transfer and dividend disbursing agent
   fees                                       1,647
Miscellaneous                                 1,092
---------------------------------------------------
TOTAL EXPENSES                            $  52,927
---------------------------------------------------
Deduct --
   Preliminary reduction of
      administration fee                  $   4,342
   Preliminary allocation of expenses to
      the Administrator                      19,870
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  24,212
---------------------------------------------------

NET EXPENSES                              $  28,715
---------------------------------------------------

NET INVESTMENT LOSS                       $ (16,511)
---------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(329,261)
---------------------------------------------------
NET REALIZED LOSS                         $(329,261)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 301,236
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 301,236
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (28,025)
---------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $ (44,536)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (16,511) $                  (8,779)
   Net realized loss                              (329,261)                   (96,155)
   Net change in unrealized appreciation
      (depreciation)                               301,236                   (779,400)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $        (44,536) $                (884,334)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares           $      2,568,557  $               6,422,869
   Cost of shares redeemed                      (3,447,042)                  (516,371)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $       (878,485) $               5,906,498
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       (923,021) $               5,022,164
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period                    $      5,022,164  $                      --
-------------------------------------------------------------------------------------
AT END OF PERIOD                          $      4,099,143  $               5,022,164
-------------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-------------------------------------------------------------------------------------
AT END OF PERIOD                          $        (16,511) $                      --
-------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)(1)      SEPTEMBER 30, 2002(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.650                     $10.000
--------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------
Net investment loss                   $(0.023)                    $(0.023)
Net realized and unrealized
   gain (loss)                          0.003(3)                   (2.327)
--------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $(0.020)                    $(2.350)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.630                     $ 7.650
--------------------------------------------------------------------------------------

TOTAL RETURN(4)                         (0.26)%                    (23.50)%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,099                     $ 5,022
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.75%(6)                    1.77%(6)
   Net expenses after
     custodian fee
     reduction(5)                        1.75%(6)                    1.75%(6)
   Net investment loss                  (0.57)%(6)                  (0.67)%(6)
Portfolio Turnover of the
   Portfolio                               26%                         17%
--------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect a reduction of the administration fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           3.16%(6)                    4.24%(6)
   Expenses after custodian
     fee reduction(5)                    3.16%(6)                    4.22%(6)
   Net investment income
     (loss)                             (1.98)%(6)                   3.14%(6)
Net investment loss per share         $(0.080)                    $(0.108)
--------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (3) Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (31.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $96,181 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
                                              (UNAUDITED)       SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------------------------------
    Sales                                              325,312                         719,550
    Redemptions                                       (444,058)                        (63,374)
    ------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (118,746)                        656,176
    ------------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended March 31, 2003, the administration fee amounted to $4,342, all of which was waived. To reduce the net investment loss of the Fund, the Administrator was allocated $19,870 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $93 as its portion of the sales charge on sales of Fund shares for the six months ended March 31, 2003. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trust has in effect a Service Plan (the Plan) for the Fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $7,237.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Fund shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of purchase (depending on the circumstances of purchase). The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for the six months ended March 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003 aggregated $2,574,767 and $3,210,310, respectively.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Advertising -- 1.8%
---------------------------------------------------------------
Grey Global Group, Inc.                        410  $   252,966
---------------------------------------------------------------
                                                    $   252,966
---------------------------------------------------------------
Air Freight -- 2.1%
---------------------------------------------------------------
Forward Air Corp.(1)                        13,450  $   292,685
---------------------------------------------------------------
                                                    $   292,685
---------------------------------------------------------------
Airlines -- 1.0%
---------------------------------------------------------------
SkyWest, Inc.                               12,700  $   131,191
---------------------------------------------------------------
                                                    $   131,191
---------------------------------------------------------------
Applications Software -- 9.2%
---------------------------------------------------------------
Fair, Isaac and Co., Inc.                    7,575  $   384,962
Jack Henry & Associates, Inc.               21,200      224,508
Kronos, Inc.(1)                              3,700      129,685
National Instruments Corp.(1)               11,100      391,497
The Reynolds and Reynolds Co. Class A        5,300      134,090
---------------------------------------------------------------
                                                    $ 1,264,742
---------------------------------------------------------------
Auto and Parts -- 0.9%
---------------------------------------------------------------
Gentex Corp.(1)                              5,100  $   129,795
---------------------------------------------------------------
                                                    $   129,795
---------------------------------------------------------------
Banks -- 9.2%
---------------------------------------------------------------
Capital City Bank Group, Inc.                6,700  $   262,037
City National Corp.                          3,800      166,972
Provident Bankshares Corp.                   7,129      164,537
Seacoast Banking Corp. of Florida           13,700      265,643
Texas Regional Bancshares, Class A           8,880      268,087
UCBH Holdings, Inc.                          3,000      131,940
---------------------------------------------------------------
                                                    $ 1,259,216
---------------------------------------------------------------
Broadcast Media -- 1.2%
---------------------------------------------------------------
Cox Radio, Inc., Class A(1)                  7,700  $   159,082
---------------------------------------------------------------
                                                    $   159,082
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Construction - Cement -- 2.5%
---------------------------------------------------------------
Florida Rock Industries, Inc.               10,000  $   338,500
---------------------------------------------------------------
                                                    $   338,500
---------------------------------------------------------------
Consumer Finance -- 2.3%
---------------------------------------------------------------
Financial Federal Corp.(1)                  16,800  $   320,880
---------------------------------------------------------------
                                                    $   320,880
---------------------------------------------------------------
Containers and Packaging -- 1.0%
---------------------------------------------------------------
AptarGroup, Inc.                             4,100  $   132,635
---------------------------------------------------------------
                                                    $   132,635
---------------------------------------------------------------
Diversified Financial Services -- 3.5%
---------------------------------------------------------------
Affiliated Managers Group, Inc.(1)           8,500  $   353,345
Allied Capital Corp.                         6,600      131,868
---------------------------------------------------------------
                                                    $   485,213
---------------------------------------------------------------
Electric Utilities -- 2.7%
---------------------------------------------------------------
ALLETE, Inc.                                17,900  $   371,604
---------------------------------------------------------------
                                                    $   371,604
---------------------------------------------------------------
Electrical Equipment -- 1.8%
---------------------------------------------------------------
Brady Corp., Class A                         4,800  $   135,744
C & D Technology, Inc.                       9,200      110,216
---------------------------------------------------------------
                                                    $   245,960
---------------------------------------------------------------
Electronic Equipment & Instruments -- 2.8%
---------------------------------------------------------------
Roper Industries, Inc.                       4,500  $   129,825
Technitrol, Inc.(1)                         17,800      260,592
---------------------------------------------------------------
                                                    $   390,417
---------------------------------------------------------------
Engineering & Contruction -- 2.2%
---------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)            7,300  $   306,673
---------------------------------------------------------------
                                                    $   306,673
---------------------------------------------------------------
Food Distributors -- 1.9%
---------------------------------------------------------------
Performance Food Group Co.(1)                8,700  $   266,742
---------------------------------------------------------------
                                                    $   266,742
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Gas Utilities -- 1.0%
---------------------------------------------------------------
Piedmont Natural Gas Co., Inc.               3,700  $   131,905
---------------------------------------------------------------
                                                    $   131,905
---------------------------------------------------------------
Health Care - Equipment -- 3.4%
---------------------------------------------------------------
Diagnostic Products Corp.                    4,400  $   164,340
Young Innovations, Inc.(1)                  13,500      297,135
---------------------------------------------------------------
                                                    $   461,475
---------------------------------------------------------------
Health Care - Supplies -- 2.4%
---------------------------------------------------------------
ICU Medical, Inc.(1)                        12,150  $   334,247
---------------------------------------------------------------
                                                    $   334,247
---------------------------------------------------------------
Health Services -- 2.4%
---------------------------------------------------------------
First Health Group Corp.(1)                  6,400  $   162,816
Renal Care Group, Inc.(1)                    5,300      165,254
---------------------------------------------------------------
                                                    $   328,070
---------------------------------------------------------------
Home Furnishings -- 0.9%
---------------------------------------------------------------
La-Z-Boy, Inc.                               7,200  $   124,416
---------------------------------------------------------------
                                                    $   124,416
---------------------------------------------------------------
Household Products -- 1.0%
---------------------------------------------------------------
Church & Dwight Co., Inc.                    4,500  $   136,620
---------------------------------------------------------------
                                                    $   136,620
---------------------------------------------------------------
Housewares -- 2.4%
---------------------------------------------------------------
Matthews International Corp.                14,300  $   330,330
---------------------------------------------------------------
                                                    $   330,330
---------------------------------------------------------------
Industrial Conglomerate -- 1.0%
---------------------------------------------------------------
Carlisle Companies, Inc.                     3,300  $   133,617
---------------------------------------------------------------
                                                    $   133,617
---------------------------------------------------------------
Insurance - Property and Casualty -- 3.8%
---------------------------------------------------------------
Midland Co.                                 14,600  $   261,340
Triad Guaranty, Inc.(1)                      3,700      127,465
Wesco Financial Corp.                          430      128,140
---------------------------------------------------------------
                                                    $   516,945
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Insurance Brokers -- 0.9%
---------------------------------------------------------------
Arthur J. Gallagher & Co.                    5,300  $   130,115
---------------------------------------------------------------
                                                    $   130,115
---------------------------------------------------------------
IT Consulting & Services -- 3.9%
---------------------------------------------------------------
FactSet Research Systems, Inc.               6,200  $   201,190
Manhattan Associates, Inc.(1)               18,900      331,317
---------------------------------------------------------------
                                                    $   532,507
---------------------------------------------------------------
Leisure - Products -- 0.7%
---------------------------------------------------------------
Polaris Industries, Inc.                     2,000  $    99,440
---------------------------------------------------------------
                                                    $    99,440
---------------------------------------------------------------
Lodging and Hotels -- 1.2%
---------------------------------------------------------------
Marcus Corp., (The)                         11,900  $   161,840
---------------------------------------------------------------
                                                    $   161,840
---------------------------------------------------------------
Machinery Industrial -- 1.2%
---------------------------------------------------------------
Graco, Inc.                                  5,950  $   167,195
---------------------------------------------------------------
                                                    $   167,195
---------------------------------------------------------------
Multi-Utilities -- 1.5%
---------------------------------------------------------------
Energen Corp.                                6,300  $   201,978
---------------------------------------------------------------
                                                    $   201,978
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
---------------------------------------------------------------
Newfield Exploration Co.(1)                  7,900  $   267,731
---------------------------------------------------------------
                                                    $   267,731
---------------------------------------------------------------
Packaged Foods -- 0.5%
---------------------------------------------------------------
Tootsie Roll Industries, Inc.                2,257  $    64,401
---------------------------------------------------------------
                                                    $    64,401
---------------------------------------------------------------
Paper Products -- 0.9%
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.                  12,700  $   129,540
---------------------------------------------------------------
                                                    $   129,540
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Publishing -- 1.0%
---------------------------------------------------------------
Lee Enterprises, Inc.                        4,200  $   132,384
---------------------------------------------------------------
                                                    $   132,384
---------------------------------------------------------------
Restaurants -- 1.2%
---------------------------------------------------------------
Sonic Corp.(1)                               6,450  $   164,217
---------------------------------------------------------------
                                                    $   164,217
---------------------------------------------------------------
Retail - Apparel -- 0.9%
---------------------------------------------------------------
Kenneth Cole Productions, Inc.(1)            5,800  $   127,020
---------------------------------------------------------------
                                                    $   127,020
---------------------------------------------------------------
Retail - Food -- 1.9%
---------------------------------------------------------------
Casey's General Stores, Inc.                11,100  $   132,090
Ruddick Corp.                               10,100      124,230
---------------------------------------------------------------
                                                    $   256,320
---------------------------------------------------------------
Semiconductor Equipment -- 0.7%
---------------------------------------------------------------
Cohu, Inc.                                   6,500  $    95,095
---------------------------------------------------------------
                                                    $    95,095
---------------------------------------------------------------
Services - Diversified Commercial -- 3.0%
---------------------------------------------------------------
ABM Industries, Inc.                        21,700  $   285,138
G & K Services, Inc.                         5,400      129,600
---------------------------------------------------------------
                                                    $   414,738
---------------------------------------------------------------
Services - Employment -- 0.5%
---------------------------------------------------------------
On Assignment, Inc.(1)                      15,300  $    64,719
---------------------------------------------------------------
                                                    $    64,719
---------------------------------------------------------------
Specialty Store -- 2.9%
---------------------------------------------------------------
Aaron Rents, Inc.                           14,600  $   297,548
Claire's Stores, Inc.                        4,100       96,801
---------------------------------------------------------------
                                                    $   394,349
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Waste Management -- 2.8%
---------------------------------------------------------------
Landauer, Inc.                              10,600  $   389,020
---------------------------------------------------------------
                                                    $   389,020
---------------------------------------------------------------
Total Common Stocks
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,083,818
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,722,353
---------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $13,373,793)                           $12,638,535
Cash                                           19,862
Receivable for investments sold             1,261,925
Interest and dividends receivable              17,014
Prepaid expenses                                   19
-----------------------------------------------------
TOTAL ASSETS                              $13,937,355
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Demand note payable                       $   200,000
Accrued expenses                               15,002
-----------------------------------------------------
TOTAL LIABILITIES                         $   215,002
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,722,353
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,457,611
Net unrealized depreciation (computed on
   the basis of identified cost)             (735,258)
-----------------------------------------------------
TOTAL                                     $13,722,353
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
---------------------------------------------------
Dividends                                 $  86,189
Interest                                      1,644
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $  87,833
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  75,377
Trustees' fees and expenses                      93
Custodian fee                                15,105
Legal and accounting services                 8,694
Miscellaneous                                   105
---------------------------------------------------
TOTAL EXPENSES                            $  99,374
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $  42,933
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  42,933
---------------------------------------------------

NET EXPENSES                              $  56,441
---------------------------------------------------

NET INVESTMENT INCOME                     $  31,392
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(924,619)
---------------------------------------------------
NET REALIZED LOSS                         $(924,619)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 855,416
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 855,416
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (69,203)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (37,811)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE) IN NET                MARCH 31, 2003    YEAR ENDED
ASSETS                                    (UNAUDITED)       SEPTEMBER 30, 2002(1)
------------------------------------------------------------------------------------
From operations --
   Net investment income                  $         31,392  $                 10,565
   Net realized loss                              (924,619)                 (219,112)
   Net change in unrealized
      appreciation (depreciation)                  855,416                (1,590,674)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $        (37,811) $             (1,799,221)
------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,876,864  $             16,520,145
   Withdrawals                                  (3,882,197)               (1,055,437)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $         (5,333) $             15,464,708
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        (43,144) $             13,665,487
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $     13,765,497  $                100,010
------------------------------------------------------------------------------------
AT END OF PERIOD                          $     13,722,353  $             13,765,497
------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.75%(2)                0.92%(2)
   Net expenses after
      custodian fee reduction             0.75%(2)                0.90%(2)
   Net investment income                  0.42%(2)                0.23%(2)
Portfolio Turnover                          26%                     17%
-------------------------------------------------------------------------------
TOTAL RETURN                              0.30%                 (22.75)%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $ 13,722                 $13,765
-------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.32%(2)                1.65%(2)
   Expenses after custodian
      fee reduction                       1.32%(2)                1.63%(2)
   Net investment loss                   (0.15)%(2)              (0.50)%(2)
-------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held 31.8% and 54.8% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (12.3% at March 31, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the adviser fee amounted to $75,377. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $3,638,493 and $4,125,398, respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $13,373,793
    -----------------------------------------------------
    Gross unrealized appreciation             $   663,936
    Gross unrealized depreciation              (1,399,194)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (735,258)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the Portfolio had a balance pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE SMALL-CAP FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp. and
officer and/or director of its
subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation,
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SMALL-CAP PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF EATON VANCE SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                        EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                                1-800-262-1122


EATON VANCE SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1445-5/03                                                                 SCFSRC